As filed with the Securities and Exchange Commission on March 3, 2023

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 231

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 234

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

US Bank Tower

633 West 5th Street, Suite 4900

Los Angeles, CA 90071-2013

It is proposed that this filing will become effective:

[] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2023, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on __________________ pursuant to paragraph (a)(1)

[] 75 days after filing pursuant to paragraph (a)(2)

[ ] on __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 231/234 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment Nos. 229/232: (i) the Prospectus of the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund; (ii) the Part B; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 229/232 until May 1, 2023.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 231 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 3rd day of March 2023.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/William P. Flory, Jr. William P. Flory, Jr. Chief Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.

Signature		Title

By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)

By:	/s/William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/Steve A. Cobb* Steve A. Cobb		Trustee

/s/Ken C. Joseph* Ken C. Joseph		Trustee

/s/Barbara L. Lamb* Barbara L. Lamb		Trustee

/s/Gary D. Lemon* Gary D. Lemon		Trustee

/s/Thomas A. Leonard* Thomas A. Leonard		Trustee

/s/Charles I. Plosser* Charles I. Plosser		Trustee

/s/Pamela L. Salaway* Pamela L. Salaway		Trustee

/s/Manisha A. Thakor* Manisha A. Thakor		Trustee

/s/Brian W. Wixted* Brian W. Wixted		Trustee

/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee

By:	/s/William P. Flory, Jr. William P. Flory, Jr.	Attorney-in-Fact

*Pursuant to a Power of Attorney filed on December 22, 2022.